Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Current Liabilities
Other Current Liabilities

Note 12 Other Current Liabilities

Significant components of other current liabilities as of December 31, 2017 and 2016 are summarized as follows:

(in thousands)	2017	2016
Deferred revenues	$52,913	40,473
Accrued expenses	38,018	32,861
Accrued third-party commissions	34,276	28,310
Dividends payable	24,886	19,513
Accrued interest	19,330	19,029
Litigation settlements	1,380	20,795
Income taxes payable	185	1,673
Other	107,847	100,605
Total	$278,835	263,259